Interests in Joint Ventures (Details 1) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Disclosure of joint ventures [line items]
Value of Company's interest in equity		$ 4,636,259		$ 2,296,042	$ 2,296,042		$ 3,465,070
Income / (loss) for the year		18,153,260		(25,922,964)	20,348,486
Equity		$ 75,573,673		$ 58,045,875	$ 84,970,656		$ 66,520,770
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests		50.00%		50.00%	50.00%
Value of Company's interest in equity		$ 2,101,179		$ 1,869,169
Group’s interest in comprehensive income		$ 184,792		$ (583,899)	$ 876,835
Place of business / Country of incorporation		Argentina
Main activity		Real estate
Common shares		163,039,244
Share capital (nominal value)		$ 326,078
Income / (loss) for the year		369,586
Equity		$ 4,140,211
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests		50.00%	[1]	50.00%	50.00%	[1]
Value of Company's interest in equity		$ 262,684		$ 310,612
Group’s interest in comprehensive income		$ (9,609)		$ (147,851)	$ 94,524
Place of business / Country of incorporation	[2]	Argentina
Main activity	[2]	Real estate
Common shares	[2]	138,750
Share capital (nominal value)	[2]	$ 27,750
Income / (loss) for the year	[2]	(21,465)
Equity	[2]	$ 502,097
La Rural S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[3]	50.00%		50.00%	50.00%
Value of Company's interest in equity	[3]	$ 202,809		$ 101,195
Group’s interest in comprehensive income	[3]	$ 101,613		$ 143,963	$ (43,463)
Place of business / Country of incorporation		Argentina
Main activity		Event organization and others
Common shares		714,498
Share capital (nominal value)		$ 1,430
Income / (loss) for the year		223,884
Equity		$ 326,526
TGLT S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[4],[5]	30.20%
Value of Company's interest in equity	[4],[5]	$ 2,059,346
Group’s interest in comprehensive income	[4],[5]	$ (115,759)
Place of business / Country of incorporation	[5],[6]	Argentina
Main activity	[5],[6]	Real estate
Common shares	[5],[6]	279,502,813
Share capital (nominal value)	[5],[6]	$ 924,991
Income / (loss) for the year	[5],[6]	(311,273)
Equity	[5],[6]	$ 6,003,688
Tarshop S.A [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests			[7]		20.00%	[7]
Value of Company's interest in equity		$ 2,059,346
Group’s interest in comprehensive income				$ 2,667	$ (23,018)
Other associates [Member]
Disclosure of joint ventures [line items]
% of ownership interest held by non-controlling interests	[8],[9]
Value of Company's interest in equity	[8],[9]	$ 10,241		$ 15,066
Group’s interest in comprehensive income	[8],[9]	(4,830)		7,167	$ (17,498)
Total Interests In Associates And Joint Ventures [Member]
Disclosure of joint ventures [line items]
Value of Company's interest in equity		4,636,259		2,296,042
Group’s interest in comprehensive income		$ 156,207		$ (577,953)	$ 887,380

[1]	Nominal value per share Ps. 100.
[2]	Nominal value per share ARS 100.
[3]	Corresponds to profit/ (loss) for the fiscal year ended at June 30, 2020, 2019 and 2018.
[4]	Includes ARS (21,703) of other comprehensive loss.
[5]	See Note 4 in these Financial Statements.
[6]	Corresponds to loss for the period of six-month ended at June 30, 2020.
[7]	Correspond to profit for the fiscal year ended at June 30, 2019 and 2018.
[8]	Includes ARS 323 as of June 30, 2019, in relation to the equity interest in Avenida Compras disclosure in Provisions. (See Note 20)
[9]	Represents other individually non-significant associates.